Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

April 30, 2020

AFTF-QTLY-0620
1.800330.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Electronic Equipment & Components - 0.8%
Electronic Manufacturing Services - 0.8%
Flextronics International Ltd. (a)	2,244,800	$21,909,248
Entertainment - 2.7%
Movies & Entertainment - 2.7%
Netflix, Inc. (a)	169,166	71,024,345
Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. Class C (a)(b)(c)	1,469,829	10,906,131
Interactive Media & Services - 3.9%
Interactive Media & Services - 3.9%
Eventbrite, Inc. (a)	839,500	7,656,240
Facebook, Inc. Class A (a)	423,900	86,776,569
Wise Talent Information Technology Co. Ltd. (a)	3,425,800	7,313,249
		101,746,058
Internet & Direct Marketing Retail - 4.0%
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	24,100	59,623,400
MercadoLibre, Inc. (a)	13,400	7,819,034
Pinduoduo, Inc. ADR (a)	779,176	36,964,109
		104,406,543
IT Services - 16.2%
Data Processing & Outsourced Services - 12.2%
Fidelity National Information Services, Inc.	452,389	59,665,585
Fiserv, Inc. (a)	248,978	25,659,673
Genpact Ltd.	388,600	13,379,498
Global Payments, Inc.	112,021	18,597,726
MasterCard, Inc. Class A	284,100	78,118,977
PagSeguro Digital Ltd. (a)	83,100	2,104,923
PayPal Holdings, Inc. (a)	399,400	49,126,200
Square, Inc. (a)	114,100	7,432,474
Visa, Inc. Class A	361,416	64,592,268
		318,677,324
Internet Services & Infrastructure - 2.6%
GoDaddy, Inc. (a)	440,300	30,570,029
MongoDB, Inc. Class A (a)(d)	121,200	19,650,156
Twilio, Inc. Class A (a)	164,500	18,473,350
		68,693,535
IT Consulting & Other Services - 1.4%
Capgemini SA	135,900	12,768,917
DXC Technology Co.	316,500	5,738,145
Gartner, Inc. (a)	151,500	17,999,715
		36,506,777

TOTAL IT SERVICES		423,877,636

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	387,462	199,974
Oil, Gas & Consumable Fuels - 0.9%
Oil & Gas Refining & Marketing - 0.9%
Reliance Industries Ltd.	1,191,600	23,172,926
Road & Rail - 1.9%
Trucking - 1.9%
Lyft, Inc. (a)	379,142	12,447,232
Uber Technologies, Inc.	1,215,564	36,795,122
		49,242,354
Semiconductors & Semiconductor Equipment - 12.3%
Semiconductor Equipment - 4.0%
Applied Materials, Inc.	926,300	46,018,584
ASML Holding NV (Netherlands)	39,100	11,420,543
KLA-Tencor Corp.	26,700	4,381,203
Lam Research Corp.	161,900	41,329,832
SunEdison, Inc. (a)(c)	500	0
		103,150,162
Semiconductors - 8.3%
Advanced Micro Devices, Inc. (a)	345,100	18,079,789
Marvell Technology Group Ltd.	615,561	16,460,101
Micron Technology, Inc. (a)	1,248,700	59,800,243
NVIDIA Corp.	207,450	60,633,486
NXP Semiconductors NV	223,700	22,273,809
Qualcomm, Inc.	507,750	39,944,693
		217,192,121

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		320,342,283

Software - 35.1%
Application Software - 14.5%
Adobe, Inc. (a)	274,816	97,185,930
Autodesk, Inc. (a)	169,400	31,699,822
Citrix Systems, Inc.	47,500	6,887,975
Datadog, Inc. Class A (a)	5,500	248,160
Elastic NV (a)	386,000	24,758,040
HubSpot, Inc. (a)(d)	168,800	28,464,744
Intuit, Inc.	135,800	36,640,198
Nutanix, Inc. Class B (a)(e)	39,963	818,842
Salesforce.com, Inc. (a)	490,439	79,426,596
Snowflake Computing, Inc. Class B (b)(c)	1,993	77,269
Splunk, Inc. (a)	48,300	6,779,388
SS&C Technologies Holdings, Inc.	198,800	10,965,808
Workday, Inc. Class A (a)	210,000	32,319,000
Yext, Inc. (a)(d)	553,700	7,087,360
Zendesk, Inc. (a)	179,300	13,784,584
		377,143,716
Systems Software - 20.6%
Cloudflare, Inc. (a)	11,000	259,160
Crowdstrike Holdings, Inc.	3,600	243,576
Microsoft Corp.	2,936,500	526,250,165
ServiceNow, Inc. (a)	33,600	11,811,744
		538,564,645

TOTAL SOFTWARE		915,708,361

Technology Hardware, Storage & Peripherals - 20.3%
Technology Hardware, Storage & Peripherals - 20.3%
Apple, Inc.	1,789,129	525,646,100
Western Digital Corp.	95,600	4,405,248
		530,051,348
TOTAL COMMON STOCKS
(Cost $1,769,338,628)		2,572,587,207

Convertible Preferred Stocks - 0.2%
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (a)(b)(c)	94,300	2,880,865
Road & Rail - 0.1%
Trucking - 0.1%
Convoy, Inc. Series D (b)(c)	81,762	1,105,422
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (b)(c)	9,631	294,420
Series B1 (b)(c)	480	14,674
Series B2 (b)(c)	2,389	73,032
		382,126
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,643,971)		4,368,413

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.16% (f)	27,450,887	27,459,123
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	24,054,654	24,057,059
TOTAL MONEY MARKET FUNDS
(Cost $51,513,605)		51,516,182
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,824,496,204)		2,628,471,802
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(17,251,485)
NET ASSETS - 100%		$2,611,220,317

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,351,813 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $818,842 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$8,245,741
Convoy, Inc. Series D	10/30/19	$1,107,057
Reddit, Inc. Series D	2/4/19	$2,045,018
Snowflake Computing, Inc. Class B	3/19/20	$77,302
UiPath, Inc. Series A1	6/14/19	$378,996
UiPath, Inc. Series B1	6/14/19	$18,889
UiPath, Inc. Series B2	6/14/19	$94,011

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$194,954
Fidelity Securities Lending Cash Central Fund	33,900
Total	$228,854

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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